UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

THE GIRALDA FUND™

ANNUAL REPORT

June 30, 2012

Ticker Symbol

Manager Shares – GDAMX

Class I Shares - GDAIX

1-855-GIRALDA

www.thegiraldafund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Giralda Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

June 30, 2012

Dear Shareholders,

This report serves as a review of the Giralda Fund and its performance during the first six months of 2012 and supplements our semi-annual report of December 31, 2011.

Performance Review

Two primary strategies govern the management of the Fund — sector rotation and tail risk hedging.  Both have performed as intended.

Over the last six months, the sector rotation strategy has enabled us to effectively identify and exit a few low-performing sectors, which positively contributed to Fund results, particularly in the last three months.  It’s important to note that while we are pleased with how the sector rotation strategy has performed, we still haven’t seen the protracted bear market that the strategy is truly designed to protect against.

The objective of the tail risk hedge that is embedded in the Fund is to provide protection against a sudden catastrophic equity market decline.   It is also designed to roughly pay for itself during normal market conditions if it is not needed.  In this regard, during the first six months of 2012, the tail risk hedge performed exactly as we wanted it to.  In fact, it generated a slight profit after expenses.  The tail risk hedge is structured so the preponderance of the fund’s assets remains at work in the sector rotation strategy.

In a tactical move, we purchased some short-term puts on SPY, the SPDR ETF that tracks the S&P 500, on several separate occasions, in response to the Eurozone debt issue.

Overall, for the past six months, Fund performance was +7.0%, in between the S&P 500 (+9.5%) and Dow Jones Industrial Average (+6.8%) total returns, on a year-to-date basis.   The Fund saw improved performance over the last three months as the volatility in the equity markets increased and overall market performance declined.  The Fund’s performance since inception was (6.4%).

Dividend Payment

On June 28, 2012, the Fund paid a dividend of $0.0523 per share.  The Fund has now paid $0.0931 per share in dividends in its first period of operation.

Investment Outlook

The economic recovery in the United States remains subdued with employment numbers that are still not robust enough to signal a definitive turnaround.   Uncertainty surrounding the outcome of the November presidential election will also be a factor over the next few months.  And in Europe, we expect the unrest to continue as long as the debt crisis facing key EU members remains unresolved.

In the face of these market influences, we believe that our investment strategy remains sound—stay invested in the equity markets and aggressively manage the downside.  We believe the Giralda Fund enables shareholders to do both and thereby represents a prudent core equity holding.

Thank you for your confidence and support.  It is a privilege to serve you.

 Sincerely,

Jerry Miccolis	Marina Goodman	Jeremy T. Welther
Portfolio Manager	Portfolio Manager	Portfolio Manager

0985-NLD-7/05/2012

The Giralda Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through June 30, 2012*

Since Inception*
The Giralda Fund:
Manager Class	(5.53)%
Class I	(6.43)%
S&P 500	4.88%

________________

     *The Manager Class and Class I commenced operations on July 19, 2011.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 1.50% for Manager Class and 1.50% for Class I per the May 4, 2011 Prospectus.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-GIRALDA.

PORTFOLIO COMPOSITION* (Unaudited)

Exchange-Traded Funds	94.3%
Structured Notes	2.9%
Short-Term Investments	2.8%
100.0%

*Based on Portfolio Market Value as of June 30, 2012.

The Giralda Fund
SCHEDULE OF INVESTMENTS
June 30, 2012
		Shares	Value

EXCHANGE TRADED FUNDS - 93.9%
EQUITY FUNDS - 93.9%
Consumer Discretionary Select Sector SPDR Fund		568,900	$ 24,906,442
Consumer Staples Select Sector SPDR Fund		726,000	25,243,020
Financial Select Sector SPDR Fund		1,722,400	25,181,488
Industrial Select Sector SPDR Fund		708,700	25,279,328
iShares Dow Jones US Technology Sector Index Fund		349,500	24,901,875
iShares Dow Jones US Telecommunications Sector Index Fund		1,132,000	25,436,040
Materials Select Sector SPDR Fund		714,800	25,225,292
Utilities Select Sector SPDR Fund		675,250	24,977,498
(Cost - $193,518,867)			201,150,983

STRUCTURED NOTES - 3.0%
JPMorgan Chase Due 1/18/13*		5,000,000	6,350,500
(Cost - $5,000,000)

SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUND - 2.7%
STIC Prime Portfolio - 0.02% +		5,757,661	5,757,661
(Cost - $5,757,661)

TOTAL INVESTMENTS - 99.6% ( Cost - $204,276,528) (a)			$ 213,259,144
OTHER ASSETS LESS LIABILITIES - 0.4%			845,084
NET ASSETS - 100.0%			$ 214,104,228

+ Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2012.
* Non-income producing security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,789,739 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:		$ 8,776,721
	Unrealized Depreciation:		(1,316,316)
	Net Unrealized Appreciation:		$ 7,460,405

TOTAL RETURN SWAP CONTRACTS:	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)

Barclays Capital ASTRO Variable US Excess Return Index Swap with Barclay's Bank - to receive Total Return vs. Fee (0%(Days/365))	$ 40,000,000	2/14/2013	$ (120,389)
Deutsche Bank - Index Swap on Deutsche Bank Equity Mean Reversion Alpha Index with Deutsche Bank- to receive Total Return vs. Fee (1%(Days/365))	45,000,000	2/22/2013	587,439
Barclays Bank - Index Swap on S&P 500 Dynamic VIX Futures Excess Return Index with Barclay's Bank - to receive Total Return vs. Fee (1.5%(Days/365))	15,000,000	2/22/2013	(17,704)
Net unrealized appreciation on swap contracts:			$ 449,346

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

Assets:
Investments in Securities at Value (identified cost $204,276,528)	$213,259,144
Collateral Cash	825,000
Receivable for Fund Shares Sold	376,874
Dividends and Interest Receivable	164
Unrealized Appreciation on Swap Contracts	449,346
Prepaid Expenses and Other Assets	31,740
Total Assets	214,942,268

Liabilities:
Payable for Securities Purchased - Swaps	607,018
Payable for Fund Shares Redeemed	29,376
Accrued Advisory Fees	2,739
Payables to Other Affiliates	61,226
Accrued Interest Payable - Swaps	93,699
Accrued Expenses and Other Liabilities	43,982
Total Liabilities	838,040

Net Assets	$214,104,228

Net Asset Value, Offering and Redemption Price Per Share
Manager Class Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 22,536,230 shares outstanding)	$210,684,221
Net Asset Value ($210,684,221/22,536,230 shares outstanding)	$ 9.35

Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 369,358 shares outstanding)	$ 3,420,007
Net Asset Value ($3,420,007/369,358 shares outstanding)	$ 9.26

Composition of Net Assets:
At June 30, 2012, Net Assets consisted of:
Paid-in-Capital	$226,927,651
Accumulated Net Investment loss	(357,330)
Accumulated Net Realized Gain (Loss) From Security Transactions,
Option Contracts and Swap Contracts	(21,898,055)
Net Unrealized Appreciation (Depreciation) on Investments,
Option Contracts and Swap Contracts	9,431,962
Net Assets	$214,104,228

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF OPERATIONS
For the Period July 19, 2011* Through June 30, 2012

Investment Income:
Dividend Income	$ 2,833,549
Interest Income	40,880
Total Investment Income	2,874,429

Expenses:
Investment Advisory Fees	1,934,540
Administration Fees	186,496
Fund Accounting Fees	80,123
Registration & Filing Fees	67,204
Transfer Agent Fees	33,986
Legal Fees	26,299
Printing Expense	20,379
Chief Compliance Officer Fees	20,187
Custody Fees	16,151
Audit Fees	14,999
Insurance Expense	5,721
Trustees' Fees	4,768
Miscellaneous Expenses	6,027
Total Expenses	2,416,880
Less: Investment Advisory Fees Waived	(1,898,341)
Net Expenses	518,539
Net Investment Income	2,355,890

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Security Transactions	(20,964,482)
Swap Contracts	(643,194)
Options Purchased	(1,032,272)
Options Written	98,699
(22,541,249)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,982,616
Swap Contracts	449,346
9,431,962

Net Realized and Unrealized Gain (Loss) on Investments	(13,109,287)

Net Decrease in Net Assets Resulting From Operations	$ (10,753,397)

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
June 30, 2012*

Operations:
Net Investment Income	$ 2,355,890
Net Realized Gain (Loss) on Security Transactions, Swap Contracts, Options
Purchased and Options Written	(22,541,249)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Swap Contracts	9,431,962
Net Decrease in Net Assets
Resulting From Operations	(10,753,397)

Distributions to Shareholders From:
Manager Class ($0.09 per share)	(2,061,203)
Class I Shares ($0.09 per share)	(37,896)
Total Distributions to Shareholders	(2,099,099)

Beneficial Interest Transactions:
Proceeds from shares sold
Manager Class	256,391,355
Class I	5,765,936
Distributions Reinvested
Manager Class	2,061,203
Class I	36,206
Cost of Shares Redeemed
Manager Class	(35,387,876)
Class I	(1,913,100)
Redemption Fees
Manager Class	2,927
Class I	73
Net increase in net assets from shares of beneficial interest	226,956,724

Increase in Net Assets	214,104,228

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
loss of $357,330)	$ 214,104,228

*The Giralda Fund commenced operations on July 19, 2011
The accompanying notes are an integral part of these financial statements.
The Giralda Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period
Ended
June 30, 2012*

SHARE ACTIVITY
Manager Class
Shares Sold	26,173,609
Shares Reinvested	230,087
Shares Redeemed	(3,867,466)
Net increase in shares of beneficial interest outstanding	22,536,230

Class I
Shares Sold	581,516
Shares Reinvested	4,086
Shares Redeemed	(216,244)
Net increase in shares of beneficial interest outstanding	369,358

*The Giralda Fund commenced operations on July 19, 2011

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Manager Class	Class I
	For the Period	For the Period
	Ended	Ended
	June 30, 2012 (1)	June 30, 2012 (1)

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00
From Operations:
Net investment income (a)	0.11	0.01
Net loss from securities
(both realized and unrealized)	(0.67)	(0.66)
Total from operations	(0.56)	(0.65)

Distributions to shareholders from
net investment income	(0.09)	(0.09)
Total distributions	(0.09)	(0.09)

Paid in capital from redemption fees (f)	0.00	0.00

Net Asset Value, End of Period	$ 9.35	$ 9.26

Total Return (b)(d)	(5.53)%	(6.43)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 210,684	$ 3,420
Ratio of expenses to average net assets,
before reimbursement (c) (e)	1.25%	1.25%
net of reimbursement (c) (e)	0.25%	1.25%
Ratio of net investment income to average net assets (c) (e)	1.24%	0.09%
Portfolio turnover rate (d)	571%	571%

__________
(1) The Giralda Fund commenced operations on July 19, 2011
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Redemption fees resulted in an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.

ORGANIZATION

The Giralda Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers three classes of shares designated as Manager Class, Class I and Class A.  Each class represents an interest in the same assets of the Fund and classes are identical.  The primary investment objective of the Fund is capital appreciation.  Class A did not commence operations during the period ended June 30, 2012.  The Fund commenced operations on July 19, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 201,150,983	$ -	$ -	$ 201,150,983
Structured Notes	-	6,350,500	-	$ 6,350,500
Short-Term Investments	5,757,661	-	-	$ 5,757,661
Total	$ 206,908,644	$ 6,350,500	$ -	$ 213,259,144
Liabilities
Open Swap Contracts	$ -	$ 449,346	$ -	$ 449,346
Total	$ -	$ 449,346	$ -	$ 449,346

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

 increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation.  The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing its respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid assets as collateral, having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.  The Fund did not have any open option positions at June 30, 2012.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Brinton Eaton (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended June 30, 2012, the Adviser earned advisory fees of $1,934,540.  The Adviser has voluntarily

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

 agreed to waive its management fee for the Manager Class.  The Advisor voluntarily waived $1,898,341 of its Advisory Fee.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until October 31, 2012, so that the total annual operating expenses of the Fund do not exceed 0.30% and 1.30% of the average daily net assets of Manager Class and Class I shares, respectively.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of June 30, 2012, there were no contractually waived fees subject to recapture.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily new assets attributable to Class A.  Class A did not commence operations during the period ended June 30, 2012.  During the period ended June 30, 2012, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2012, amounted to $1,264,865,247 and $1,045,416,137, respectively.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended June 30, 2012, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	6,000	107,850
Options closed	(6,000)	(107,850)
Options outstanding, end of period	-	$ -

6.           REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended June 30, 2012, the Fund assessed $3,000 in redemption fees.

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
June 30, 2012
Ordinary Income	$ 2,099,099
Long-Term Capital Gain	-

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ 92,016	$ -	$ -	$ (20,375,844)	$ 7,460,405	$ (12,823,423)

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open swap contracts.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ (20,375,844)	$ -	$ (20,375,844)	Non-expiring

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

8.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Giralda Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Giralda Fund, a series of the Northern Lights Fund Trust (the “Fund”) as of June 30, 2012, and related statements of operations and changes in net assets, and the financial highlights for the period July 19, 2011 (commencement of operations), through June 30, 2012. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Giralda Fund as of June 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period July 19, 2011 (commencement of operations), through June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 29, 2012

                     The Giralda Fund

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Year of Birth) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Anthony J. Hertl (1950) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)	99
Gary W. Lanzen (1954) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); ; Northern Lights Variable Trust (since 2006)	99
Mark H. Taylor (1964) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); ; Northern Lights Variable Trust (since 2007)	100
John V. Palancia (1954) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)	100
Interested Trustees and Officers
Michael Miola*** (1952) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)	99

                     The Giralda Fund

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

Interested Trustees and Officers (Continued)
Name (Year of Birth) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012) and Vice-President, GemCom, LLC (since 2004)

Other Directorships: N/A

N/A

James P. Ash (1976)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Lynn Bowley (1958)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

   * The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

   ** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

  *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-GIRALDA.

The Giralda Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expense Ratio	Expenses Paid During the Period* (1/1/12 to 6/30/12)
Actual
Manager Class	$1,000.00	$1,069.80	0.25%	$ 1.29
Class I	$1,000.00	$1,064.40	1.25%	$ 6.42
Hypothetical (5% return before expenses)
Manager Class	$1,000.00	$1,023.62	0.25%	$ 1.26
Class I	$1,000.00	$1,018.65	1.25%	$ 6.27

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the period ended June 30, 2012).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Brinton Eaton Associates, Inc. (d.b.a. Brinton Eaton)(“Brinton Eaton” or the “Adviser”) and the Trust, on behalf of The Giralda Fund (“Giralda” or the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Board then considered financial information about the firm provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the past performance of the Adviser’s separate accounts (other than its conservative strategy) for the past seven years as compared to the S&P 500 Index and Barclay’s U.S. Aggregate Bond Index.   The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Adviser’s expected asset levels, they Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-GIRALDA or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-GIRALDA

Investment Adviser

Brinton Eaton

One Giralda Farms, Suite 130

Madison, NJ 07940

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $13,000

2011 – N/A

(b)

Audit-Related Fees

2012 – None

2011 – None

(c)

Tax Fees

2012 – $2,500

2011 – $N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,500

2011 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/10/12

THE GIRALDA FUND™

ANNUAL REPORT

June 30, 2012

Ticker Symbol

Manager Shares – GDAMX

Class I Shares - GDAIX

1-855-GIRALDA

www.thegiraldafund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Giralda Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

June 30, 2012

Dear Shareholders,

This report serves as a review of the Giralda Fund and its performance during the first six months of 2012 and supplements our semi-annual report of December 31, 2011.

Performance Review

Two primary strategies govern the management of the Fund — sector rotation and tail risk hedging.  Both have performed as intended.

Over the last six months, the sector rotation strategy has enabled us to effectively identify and exit a few low-performing sectors, which positively contributed to Fund results, particularly in the last three months.  It’s important to note that while we are pleased with how the sector rotation strategy has performed, we still haven’t seen the protracted bear market that the strategy is truly designed to protect against.

The objective of the tail risk hedge that is embedded in the Fund is to provide protection against a sudden catastrophic equity market decline.   It is also designed to roughly pay for itself during normal market conditions if it is not needed.  In this regard, during the first six months of 2012, the tail risk hedge performed exactly as we wanted it to.  In fact, it generated a slight profit after expenses.  The tail risk hedge is structured so the preponderance of the fund’s assets remains at work in the sector rotation strategy.

In a tactical move, we purchased some short-term puts on SPY, the SPDR ETF that tracks the S&P 500, on several separate occasions, in response to the Eurozone debt issue.

Overall, for the past six months, Fund performance was +7.0%, in between the S&P 500 (+9.5%) and Dow Jones Industrial Average (+6.8%) total returns, on a year-to-date basis.   The Fund saw improved performance over the last three months as the volatility in the equity markets increased and overall market performance declined.  The Fund’s performance since inception was (6.4%).

Dividend Payment

On June 28, 2012, the Fund paid a dividend of $0.0523 per share.  The Fund has now paid $0.0931 per share in dividends in its first period of operation.

Investment Outlook

The economic recovery in the United States remains subdued with employment numbers that are still not robust enough to signal a definitive turnaround.   Uncertainty surrounding the outcome of the November presidential election will also be a factor over the next few months.  And in Europe, we expect the unrest to continue as long as the debt crisis facing key EU members remains unresolved.

In the face of these market influences, we believe that our investment strategy remains sound—stay invested in the equity markets and aggressively manage the downside.  We believe the Giralda Fund enables shareholders to do both and thereby represents a prudent core equity holding.

Thank you for your confidence and support.  It is a privilege to serve you.

 Sincerely,

Jerry Miccolis	Marina Goodman	Jeremy T. Welther
Portfolio Manager	Portfolio Manager	Portfolio Manager

0985-NLD-7/05/2012

The Giralda Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through June 30, 2012*

Since Inception*
The Giralda Fund:
Manager Class	(5.53)%
Class I	(6.43)%
S&P 500	4.88%

________________

     *The Manager Class and Class I commenced operations on July 19, 2011.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 1.50% for Manager Class and 1.50% for Class I per the May 4, 2011 Prospectus.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-GIRALDA.

PORTFOLIO COMPOSITION* (Unaudited)

Exchange-Traded Funds	94.3%
Structured Notes	2.9%
Short-Term Investments	2.8%
100.0%

*Based on Portfolio Market Value as of June 30, 2012.

The Giralda Fund
SCHEDULE OF INVESTMENTS
June 30, 2012
		Shares	Value

EXCHANGE TRADED FUNDS - 93.9%
EQUITY FUNDS - 93.9%
Consumer Discretionary Select Sector SPDR Fund		568,900	$ 24,906,442
Consumer Staples Select Sector SPDR Fund		726,000	25,243,020
Financial Select Sector SPDR Fund		1,722,400	25,181,488
Industrial Select Sector SPDR Fund		708,700	25,279,328
iShares Dow Jones US Technology Sector Index Fund		349,500	24,901,875
iShares Dow Jones US Telecommunications Sector Index Fund		1,132,000	25,436,040
Materials Select Sector SPDR Fund		714,800	25,225,292
Utilities Select Sector SPDR Fund		675,250	24,977,498
(Cost - $193,518,867)			201,150,983

STRUCTURED NOTES - 3.0%
JPMorgan Chase Due 1/18/13*		5,000,000	6,350,500
(Cost - $5,000,000)

SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUND - 2.7%
STIC Prime Portfolio - 0.02% +		5,757,661	5,757,661
(Cost - $5,757,661)

TOTAL INVESTMENTS - 99.6% ( Cost - $204,276,528) (a)			$ 213,259,144
OTHER ASSETS LESS LIABILITIES - 0.4%			845,084
NET ASSETS - 100.0%			$ 214,104,228

+ Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2012.
* Non-income producing security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $205,789,739 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:		$ 8,776,721
	Unrealized Depreciation:		(1,316,316)
	Net Unrealized Appreciation:		$ 7,460,405

TOTAL RETURN SWAP CONTRACTS:	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)

Barclays Capital ASTRO Variable US Excess Return Index Swap with Barclay's Bank - to receive Total Return vs. Fee (0%(Days/365))	$ 40,000,000	2/14/2013	$ (120,389)
Deutsche Bank - Index Swap on Deutsche Bank Equity Mean Reversion Alpha Index with Deutsche Bank- to receive Total Return vs. Fee (1%(Days/365))	45,000,000	2/22/2013	587,439
Barclays Bank - Index Swap on S&P 500 Dynamic VIX Futures Excess Return Index with Barclay's Bank - to receive Total Return vs. Fee (1.5%(Days/365))	15,000,000	2/22/2013	(17,704)
Net unrealized appreciation on swap contracts:			$ 449,346

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

Assets:
Investments in Securities at Value (identified cost $204,276,528)	$213,259,144
Collateral Cash	825,000
Receivable for Fund Shares Sold	376,874
Dividends and Interest Receivable	164
Unrealized Appreciation on Swap Contracts	449,346
Prepaid Expenses and Other Assets	31,740
Total Assets	214,942,268

Liabilities:
Payable for Securities Purchased - Swaps	607,018
Payable for Fund Shares Redeemed	29,376
Accrued Advisory Fees	2,739
Payables to Other Affiliates	61,226
Accrued Interest Payable - Swaps	93,699
Accrued Expenses and Other Liabilities	43,982
Total Liabilities	838,040

Net Assets	$214,104,228

Net Asset Value, Offering and Redemption Price Per Share
Manager Class Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 22,536,230 shares outstanding)	$210,684,221
Net Asset Value ($210,684,221/22,536,230 shares outstanding)	$ 9.35

Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 369,358 shares outstanding)	$ 3,420,007
Net Asset Value ($3,420,007/369,358 shares outstanding)	$ 9.26

Composition of Net Assets:
At June 30, 2012, Net Assets consisted of:
Paid-in-Capital	$226,927,651
Accumulated Net Investment loss	(357,330)
Accumulated Net Realized Gain (Loss) From Security Transactions,
Option Contracts and Swap Contracts	(21,898,055)
Net Unrealized Appreciation (Depreciation) on Investments,
Option Contracts and Swap Contracts	9,431,962
Net Assets	$214,104,228

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF OPERATIONS
For the Period July 19, 2011* Through June 30, 2012

Investment Income:
Dividend Income	$ 2,833,549
Interest Income	40,880
Total Investment Income	2,874,429

Expenses:
Investment Advisory Fees	1,934,540
Administration Fees	186,496
Fund Accounting Fees	80,123
Registration & Filing Fees	67,204
Transfer Agent Fees	33,986
Legal Fees	26,299
Printing Expense	20,379
Chief Compliance Officer Fees	20,187
Custody Fees	16,151
Audit Fees	14,999
Insurance Expense	5,721
Trustees' Fees	4,768
Miscellaneous Expenses	6,027
Total Expenses	2,416,880
Less: Investment Advisory Fees Waived	(1,898,341)
Net Expenses	518,539
Net Investment Income	2,355,890

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Security Transactions	(20,964,482)
Swap Contracts	(643,194)
Options Purchased	(1,032,272)
Options Written	98,699
(22,541,249)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,982,616
Swap Contracts	449,346
9,431,962

Net Realized and Unrealized Gain (Loss) on Investments	(13,109,287)

Net Decrease in Net Assets Resulting From Operations	$ (10,753,397)

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
June 30, 2012*

Operations:
Net Investment Income	$ 2,355,890
Net Realized Gain (Loss) on Security Transactions, Swap Contracts, Options
Purchased and Options Written	(22,541,249)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Swap Contracts	9,431,962
Net Decrease in Net Assets
Resulting From Operations	(10,753,397)

Distributions to Shareholders From:
Manager Class ($0.09 per share)	(2,061,203)
Class I Shares ($0.09 per share)	(37,896)
Total Distributions to Shareholders	(2,099,099)

Beneficial Interest Transactions:
Proceeds from shares sold
Manager Class	256,391,355
Class I	5,765,936
Distributions Reinvested
Manager Class	2,061,203
Class I	36,206
Cost of Shares Redeemed
Manager Class	(35,387,876)
Class I	(1,913,100)
Redemption Fees
Manager Class	2,927
Class I	73
Net increase in net assets from shares of beneficial interest	226,956,724

Increase in Net Assets	214,104,228

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
loss of $357,330)	$ 214,104,228

*The Giralda Fund commenced operations on July 19, 2011
The accompanying notes are an integral part of these financial statements.
The Giralda Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period
Ended
June 30, 2012*

SHARE ACTIVITY
Manager Class
Shares Sold	26,173,609
Shares Reinvested	230,087
Shares Redeemed	(3,867,466)
Net increase in shares of beneficial interest outstanding	22,536,230

Class I
Shares Sold	581,516
Shares Reinvested	4,086
Shares Redeemed	(216,244)
Net increase in shares of beneficial interest outstanding	369,358

*The Giralda Fund commenced operations on July 19, 2011

The accompanying notes are an integral part of these financial statements.

The Giralda Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Manager Class	Class I
	For the Period	For the Period
	Ended	Ended
	June 30, 2012 (1)	June 30, 2012 (1)

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00
From Operations:
Net investment Gain (a)	0.11	0.01
Net Loss from securities
(both realized and unrealized)	(0.67)	(0.66)
Total from operations	(0.56)	(0.65)

Distributions to shareholders from
net investment income	(0.09)	(0.09)
Total distributions	(0.09)	(0.09)

Paid in capital from redemption fees (f)	0.00	0.00

Net Asset Value, End of Period	$ 9.35	$ 9.26

Total Return (b)(d)	(5.53)%	(6.43)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 210,684	$ 3,420
Ratio of expenses to average net assets,
before reimbursement (c) (e)	1.25%	1.25%
net of reimbursement (c) (e)	0.25%	1.25%
Ratio of net investment income to average net assets (c) (e)	1.24%	0.09%
Portfolio turnover rate (d)	571%	571%

__________
(1) The Giralda Fund commenced operations on July 19, 2011
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Redemption fees resulted in an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.

ORGANIZATION

The Giralda Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers three classes of shares designated as Manager Class, Class I and Class A.  Each class represents an interest in the same assets of the Fund and classes are identical.  The primary investment objective of the Fund is capital appreciation.  Class A did not commence operations during the period ended June 30, 2012.  The Fund commenced operations on July 19, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 201,150,983	$ -	$ -	$ 201,150,983
Structured Notes	-	6,350,500	-	$ 6,350,500
Short-Term Investments	5,757,661	-	-	$ 5,757,661
Total	$ 206,908,644	$ 6,350,500	$ -	$ 213,259,144
Liabilities
Open Swap Contracts	$ -	$ 449,346	$ -	$ 449,346
Total	$ -	$ 449,346	$ -	$ 449,346

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Schedule of Investments for Industry Classification.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

 increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation.  The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing its respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid assets as collateral, having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.  The Fund did not have any open option positions at June 30, 2012.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Brinton Eaton (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended June 30, 2012, the Adviser earned advisory fees of $1,934,540.  The Adviser has voluntarily

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

 agreed to waive its management fee for the Manager Class.  The Advisor voluntarily waived $1,898,341 of its Advisory Fee.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until October 31, 2012, so that the total annual operating expenses of the Fund do not exceed 0.30% and 1.30% of the average daily net assets of Manager Class and Class I shares, respectively.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of June 30, 2012, there were no contractually waived fees subject to recapture.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily new assets attributable to Class A.  Class A did not commence operations during the period ended June 30, 2012.  During the period ended June 30, 2012, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2012, amounted to $1,264,865,247 and $1,045,416,137, respectively.

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended June 30, 2012, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	6,000	107,850
Options closed	(6,000)	(107,850)
Options outstanding, end of period	-	$ -

6.           REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended June 30, 2012, the Fund assessed $3,000 in redemption fees.

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
June 30, 2012
Ordinary Income	$ 2,099,099
Long-Term Capital Gain	-

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ 92,016	$ -	$ -	$ (20,375,844)	$ 7,460,405	$ (12,823,423)

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open swap contracts.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ (20,375,844)	$ -	$ (20,375,844)	Non-expiring

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

8.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Giralda Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Giralda Fund, a series of the Northern Lights Fund Trust (the “Fund”) as of June 30, 2012, and related statements of operations and changes in net assets, and the financial highlights for the period July 19, 2011 (commencement of operations), through June 30, 2012. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Giralda Fund as of June 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period July 19, 2011 (commencement of operations), through June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 29, 2012

                     The Giralda Fund

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Year of Birth) Address Position held with the Funds* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Anthony J. Hertl (1950) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May, 2010), Greenwich Advisors Trust (2007-February 2011), and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)	99
Gary W. Lanzen (1954) Trustee since 2005 Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006-2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); ; Northern Lights Variable Trust (since 2006)	99
Mark H. Taylor (1964) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); ; Northern Lights Variable Trust (since 2007)	100
John V. Palancia (1954) Trustee since 2011 Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011). Other Directorships: Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)	100
Interested Trustees and Officers
Michael Miola*** (1952) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)	99

                     The Giralda Fund

                     TRUSTEES AND OFFICERS (Unaudited)

                          June 30, 2012

Interested Trustees and Officers (Continued)
Name (Year of Birth) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**

Andrew Rogers (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004-2011).

Other Directorships: N/A

N/A

Kevin E. Wolf (1969)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012) and Vice-President, GemCom, LLC (since 2004)

Other Directorships: N/A

N/A

James P. Ash (1976)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

Other Directorships: N/A

N/A

Lynn Bowley (1958)

Chief Compliance Officer Since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

   * The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

   ** The term “Fund Complex” refers to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

  *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-610-1671.

The Giralda Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expense Ratio	Expenses Paid During the Period* (1/1/12 to 6/30/12)
Actual
Manager Class	$1,000.00	$1,069.80	0.25%	$ 1.29
Class I	$1,000.00	$1,064.40	1.25%	$ 6.42
Hypothetical (5% return before expenses)
Manager Class	$1,000.00	$1,023.62	0.25%	$ 1.26
Class I	$1,000.00	$1,018.65	1.25%	$ 6.27

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the period ended June 30, 2012).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Brinton Eaton Associates, Inc. (d.b.a. Brinton Eaton)(“Brinton Eaton” or the “Adviser”) and the Trust, on behalf of The Giralda Fund (“Giralda” or the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Board then considered financial information about the firm provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the past performance of the Adviser’s separate accounts (other than its conservative strategy) for the past seven years as compared to the S&P 500 Index and Barclay’s U.S. Aggregate Bond Index.   The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Adviser’s expected asset levels, they Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-GIRALDA or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-GIRALDA

Investment Adviser

Brinton Eaton

One Giralda Farms, Suite 130

Madison, NJ 07940

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788